UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2007

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  October 5, 2007

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$493,186

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      280  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    15593 273361.21SH       SOLE                273361.21
ALBERTO CULVER CO              com              013078100     9561 385675.00SH       SOLE                385675.00
AMERICAN INTL GROUP            com              026874107    16205 239536.00SH       SOLE                239536.00
AMGEN INC                      com              031162100     5977 105655.00SH       SOLE                105655.00
APOLLO GROUP INC               com              037604105    12810 212961.00SH       SOLE                212961.00
AUTOMATIC DATA PROCESSING      com              053015103    17627 383788.00SH       SOLE                383788.00
BANK OF AMERICA CORP           com              060505104      250  4964.00 SH       SOLE                  4964.00
BERKSHIRE HATHAWAY CL B        com              846702074      466   118.00 SH       SOLE                   118.00
CARDINAL HEALTH INC            com              14149Y108     9819 157029.00SH       SOLE                157029.00
CINTAS CORPORATION             com              172908105    14866 400706.00SH       SOLE                400706.00
CISCO SYSTEMS INC              com              17275R102    13293 401230.00SH       SOLE                401230.00
CITIGROUP INC                  com              172967101    12107 259415.04SH       SOLE                259415.04
CORPORATE EXECUTIVE BOARD      com              21988R102     4660 62765.00 SH       SOLE                 62765.00
COVANCE INC                    com              222816100     9494 121880.00SH       SOLE                121880.00
CROSSTEX ENERGY L P            com              22765u102      345 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    17927 216743.13SH       SOLE                216743.13
ECOLAB INC                     com              278865100    10408 220516.00SH       SOLE                220516.00
EXXON MOBIL CORP               com              30231g102     1174 12682.00 SH       SOLE                 12682.00
FASTENAL CO                    com              311900104      223  4900.00 SH       SOLE                  4900.00
FISERV INC                     com              337738108    18991 373400.00SH       SOLE                373400.00
GENERAL ELECTRIC CO            com              369604103    19079 460838.00SH       SOLE                460838.00
HARLEY DAVIDSON INC            com              412822108     3888 84134.00 SH       SOLE                 84134.00
ILLINOIS TOOL WORKS            com              452308109    17943 300849.00SH       SOLE                300849.00
INTEL CORP                     com              458140100      329 12714.00 SH       SOLE                 12714.00
JOHNSON & JOHNSON              com              478160104    16104 245115.00SH       SOLE                245115.00
KIMBERLY CLARK CORP            com              494368103      221  3142.00 SH       SOLE                  3142.00
MARSHALL & ILSLEY CORP         com              571834100      870 19888.00 SH       SOLE                 19888.00
MEDTRONIC INC                  com              585055106    22661 401727.00SH       SOLE                401727.00
MICROSOFT CORP                 com              594918104    14320 486089.00SH       SOLE                486089.00
NORTHERN TRUST CORP            com              665859104    16128 243362.00SH       SOLE                243362.00
OMNICOM GROUP INC              com              681919106    15495 322205.00SH       SOLE                322205.00
PATTERSON COMPANIES            com              703395103    14070 364403.00SH       SOLE                364403.00
PAYCHEX INC                    com              704326107    19124 466436.00SH       SOLE                466436.00
PEPSICO INC                    com              713448108      251  3430.00 SH       SOLE                  3430.00
PFIZER INC                     com              717081103     3094 126642.00SH       SOLE                126642.00
PROCTER & GAMBLE CO            com              742718109    14254 202638.00SH       SOLE                202638.00
STARBUCKS CORP                 com              855244109     6536 249475.00SH       SOLE                249475.00
STERICYCLE INC                 com              858912108    13780 241074.00SH       SOLE                241074.00
STRATASYS INC                  com              862685104    11346 411700.00SH       SOLE                411700.00
STRYKER CORP                   com              863667101     8761 127410.00SH       SOLE                127410.00
SYSCO CORPORATION              com              871829107    17854 501647.00SH       SOLE                501647.00
TARGET CORP                    com              87612E106    13981 219923.00SH       SOLE                219923.00
TETON ENERGY CORP              com              881628101       47 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      208  3330.00 SH       SOLE                  3330.00
VERIFONE HOLDINGS INC          com              92342y109     7104 160260.00SH       SOLE                160260.00
WALGREEN COMPANY               com              931422109    18420 389916.00SH       SOLE                389916.00
WELLS FARGO & CO               com              949746101    11611 325964.00SH       SOLE                325964.00
WESTERN UNION CO               com              959802109     6568 313217.69SH       SOLE                313217.69
WYETH                          com              983024100      205  4600.00 SH       SOLE                  4600.00
YAHOO! INC.                    com              984332106     6862 255630.00SH       SOLE                255630.00